INCOME TAXES (Details 3)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES
PRC statutory enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax rate differential for entities in non-PRC jurisdictions	3.80%	(9.10%)	(1.50%)
PRC tax rate differential, preferential rate	(9.40%)	(2.60%)	(0.40%)
Change in tax rate	46.30%	0.30%
Tax effect of permanent differences (as a percent)	(1.80%)	(2.10%)	0.30%
Change in valuation allowance (as a percent)	(43.30%)	3.80%	(15.50%)
Others (as a percent)	(0.40%)		0.80%
Actual income tax rate (as a percent)	20.20%	15.30%	8.70%